Intangible assets - Components and Movements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Beginning balance	$ 92.9	$ 73.8
Ending balance	102.0	92.9
Cost
Intangible assets
Beginning balance	252.9	222.4
Additions	29.9	31.3
Effect of movements in exchange rates	(0.8)	(0.8)
Ending balance	282.0	252.9
Amortization and impairment losses
Intangible assets
Beginning balance	(160.0)	(148.6)
Amortization	11.2	11.5
Impairment	9.1
Effect of movements in exchange rates	(0.3)	(0.1)
Ending balance	(180.0)	(160.0)
Goodwill
Intangible assets
Beginning balance	9.6	6.3
Ending balance		9.6
Goodwill | Cost
Intangible assets
Beginning balance	9.6	6.3
Additions		4.0
Effect of movements in exchange rates	(0.5)	(0.7)
Ending balance	9.1	9.6
Goodwill | Amortization and impairment losses
Intangible assets
Impairment	9.1
Ending balance	(9.1)
Software (mostly development costs)
Intangible assets
Beginning balance	82.9	66.0
Ending balance	101.7	82.9
Software (mostly development costs) | Cost
Intangible assets
Beginning balance	238.8	211.6
Additions	29.9	27.3
Effect of movements in exchange rates	(0.3)	(0.1)
Ending balance	268.4	238.8
Software (mostly development costs) | Amortization and impairment losses
Intangible assets
Beginning balance	(155.9)	(145.6)
Amortization	11.1	10.4
Effect of movements in exchange rates	(0.3)	(0.1)
Ending balance	(166.7)	(155.9)
Other intangible assets
Intangible assets
Beginning balance	0.4	1.5
Ending balance	0.3	0.4
Other intangible assets | Cost
Intangible assets
Beginning balance	4.5	4.5
Ending balance	4.5	4.5
Other intangible assets | Amortization and impairment losses
Intangible assets
Beginning balance	(4.1)	(3.0)
Amortization	0.1	1.1
Ending balance	$ (4.2)	$ (4.1)